FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

May 27, 2011

Via EDGAR Transmission

Kieran Brown, Esq.

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Subject:             Franklin Templeton International Trust, File Nos. 033-41340, 811-06336 – – Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (the “Post-Effective Amendment”) to delay the effective date of the Franklin Templeton Global Allocation Fund (f/k/a Franklin Templeton Global Tactical Asset Allocation Fund) (the “New Fund”)

Dear Mr. Brown:

On behalf of Franklin Templeton International Trust (the “Registrant” or the “Trust”), submitted herewith under the EDGAR system, is the Post-Effective Amendment , which is being filed under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).  The Post-Effective Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to delay the effective date of Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A (“PEA #34”), which was filed to register the New Fund and its shares.  The Post-Effective Amendment relates only to the New Fund and does not otherwise delete, amend or supersede any information relating to any of the prospectuses or statements of additional information of the Registrant’s other series of shares.

Additionally, described below and, where applicable, contained in the Post-Effective Amendment are the Registrant’s responses to the comments of the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”), that you provided during our telephone conversation on May 6, 2011, and further discussed telephonically on May 13, 2011 with me, Mr. Bruce Leto and Ms. Kristin Ives of Stradley Ronon Stevens & Young, LLP, with respect to PEA #34, which was filed on March 17, 2011 under the 1933 Act and the 1940 Act.  Each comment from the Staff is summarized below, followed by the Registrant’s response to the comment.  Terms not defined herein shall have the meaning set forth for that term in PEA #34.

Many of the comments provided to the Registrant by the Staff focus on the investment by the New Fund of a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”) to gain limited exposure to commodity markets in a tax efficient manner.

PROSPECTUS COMMENTS:

1.       Comment:  Provide a date on the cover page to the Prospectus.

      Response:  Registrant will include the final date upon finalizing the Prospectus and Statement of Additional Information and will use the effective date of the Registrant’s Registration Statement on Form N-1A as it relates to the New Fund.

2.       Comment: In the fee table, indicate the date through which the contractual fee waiver would apply.

      Response: The footnote to the fee table has been amended to include the date through which the contractual fee waiver will apply.

3.   Comment: Please confirm that each of the sleeves identified under “Principal Investment Strategies” would satisfy the “names rule” (Rule 35d-1) under the 1940 Act.

      Response: We note that neither Rule 35d-1 nor any other rule or legal requirement we are aware of would require compliance with respect to a portion or portions of a fund, as opposed to the fund as a whole.  Nevertheless, the Trust hereby confirms that each separately managed portion of the Fund so identified intends to operate in a manner consistent with Rule 35d-1 of the 1940 Act to the extent that, if the name of the portion suggests a focus in a particular type of investment or investments, investments in a particular industry or group of industries, or in certain countries or geographic regions, such portion will have, under normal circumstances, at least 80% of its “Assets” (as defined in Rule 35d-1) in the particular type of investment, industry or region suggested by its name.

4.   Comment:   Because “global” is in the New Fund’s name, please confirm that the New Fund will invest in at least three different countries and invest at least 40% of its net assets in securities of issuers located outside of the United States.

      Response:   The Trust hereby confirms that the New Fund will invest in at least three different countries and invest at least 40% of its net assets in securities of issuers located outside of the United States.

5.   Comment:  Please confirm that the New Fund will look through to the Subsidiary for purposes of determining the New Fund’s compliance with its investment policies established pursuant to Section 8(b) of the 1940 Act.

      Response:   The Trust hereby confirms that the New Fund will look through to the Subsidiary for purposes of determining the New Fund’s compliance with its investment policies established pursuant to Section 8(b) of the 1940 Act.

6.   Comment:  Explain how Section 15 of the 1940 Act will apply to the advisory agreement between Franklin Advisers, Inc. (the “Manager”) and the Subsidiary (the “Subsidiary’s Advisory Agreement”).

Response:  The Registrant undertakes to present the Subsidiary’s Advisory Agreement and any sub-advisory agreement relating to the Subsidiary to the Registrant’s Board of Trustees for approval at an in-person Board meeting to take place prior to the effective date of the Post-Effective Amendment.  Thereafter, the Subsidiary’s Advisory Agreement and any sub-advisory agreement will be presented to the Registrant’s Board of Trustees as part of the annual contract renewal process relating to the New Fund.

7.   Comment:  Explain how the Subsidiary will comply with the requirement of Section 16 of the 1940 Act.

      Response:  The Subsidiary generally will comply with Section 16 of the 1940 Act relating to the election of the Directors of the Subsidiary as if the Subsidiary were a registered investment company.  The directors of the Subsidiary, however, initially were appointed pursuant to a written resolution of the original subscriber to the Memorandum of Association establishing the Subsidiary. In addition, changes in the identity of the directors of the Subsidiary, and any vacancy to be filled on its Board of Directors, would be approved by the New Fund.

      The shareholders of the New Fund will not, however, vote for the election of the directors of the Subsidiary.  The New Fund’s shareholders would not be provided with any added protections by virtue of voting to elect the directors of the Subsidiary.  As we discussed, it is out understanding that other registered investment companies with Cayman Island subsidiaries were not required to provide shareholders of the investing funds with the responsibility to elect the directors of the Cayman Island subsidiaries.

8.   Comment:  The Subsidiary will need separate audited financial statements, and a separate line item is required in the New Fund’s fee table setting forth the expenses of the Subsidiary, including its investment management fees.

      Response:  The Subsidiary will have its financial statements audited by an independent registered public accounting firm; however, for presentation purposes to shareholders of the New Fund, the Subsidiary’s financial statements will be consolidated with those of the New Fund, consistent with applicable accounting principles.  In addition, a new line item has been added to the New Fund’s fee table entitled “Other Expenses of the Subsidiary (including Subsidiary management fee)” as a subcategory under “Other Expenses.” Final amounts under each subcategory will be included in the definitive Prospectus.

9.   Comment:  It is requested that one or more directors of the Subsidiary separately sign the registration statement of the Trust as it relates to the New Fund.

      Response:  As requested, one or more directors of the Subsidiary, once established, will separately sign subsequent post-effective amendments to the Trust’s registration statement on Form N-1A as they may relate to the New Fund.

10.  Comment:  It is requested that the Subsidiary consent to the service of process by the Commission and provide the Commission with access to the Subsidiary’s books and records.

      Response:  The Registrant has included an undertaking in Part C of the Post-Effective Amendment stating that the Subsidiary consents to service of process by the Commission and to the examination of its books and records by the Commission.

11.  Comment.  Under the discussion of management in the Prospectus, disclose how long Franklin Advisers, Inc. has been in business.

      Response:  Such disclosure has been added.

SAI COMMENTS:

12. Comment:  With respect to the New Fund’s fundamental investment restrictions regarding borrowing, lending and issuing senior securities, where the New Fund is allowed to engage in such activities to the extent permitted by the 1940 Act, confirm that the risks of such activities have been disclosed.

      Response:  The Trust hereby confirms that to the extent the proposed investment strategies of the New Fund involve borrowing, lending and/or issuing senior securities, the risks of such strategies have been disclosed.

13.  Comment:  With respect to the Trust’s officers and trustees, please disclose other directorships during the past five years.

      Response:  Such disclosure is included in the tables in the section entitled “Officers and Trustees” under the heading “Other Directorships Held.”

14.  Comment:  With respect to the Trust’s officers and trustees, include principal occupation in the chart instead of the narrative.

      Response:  The Trust considers that the information referred to as narrative is in fact part of the chart, and believes that such presentation is in compliance with the Form N-1A requirements.

The Registrant acknowledges that:  (i) it is responsible for the adequacy of the disclosure in its filings; (ii) the Commission is not foreclosed from taking any action with respect to the filing; (iii) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

Pursuant to Rule 485(a)(1) under the 1933 Act, the Post-Effective Amendment will become effective on August 1, 2011, which is at least sixty days after the filing. Please do not hesitate to contact me at the above number if you have any questions or wish to discuss any of the responses presented above.

Very truly yours,

FRANKLIN TEMPLETON INTERNATIONAL TRUST

/s/Steven J. Gray

Steven J. Gray

Vice President and Assistant Secretary